WASATCH FUNDS, INC.

Supplement dated October 24, 2008

To the Prospectus dated January 31, 2008

The Supplement updates certain information contained in the Wasatch Funds Prospectus dated January 31, 2008. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.wasatchfunds.com or calling us at 800.551.1700.

Effective October 24, 2008, investors are advised that Laura G. Hoffman will no longer serve as part of the International Growth Fund’s portfolio management team. Roger D. Edgley will serve as the lead portfolio manager on the team of Wasatch portfolio managers that manage the Fund. All references to Ms. Hoffman in the Prospectus are hereby deleted.

Effective October 24, 2008, investors are advised that Neal Dihora will no longer serve as part of the Ultra Growth Fund’s portfolio management team. Ajay Krishnan will continue to serve as the lead portfolio manager on the team of Wasatch portfolio managers that manage the Fund. All references to Mr. Dihora in the Prospectus are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS, INC.

THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

TO THE STATEMENT OF ADDITIONAL INFORMATION

Supplement dated October 24, 2008

To the Statement of Additional Information dated January 31, 2008,

Amended and Restated as of February 20, 2008

The Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information (“SAI”) dated January 31, 2008, amended and restated as of February 20, 2008. You should retain this Supplement and the SAI for future reference. Additional copies of the SAI may be obtained free of charge by visiting our web site at www.wasatchfunds.com or calling us at 800.551.1700.

1. Effective October 24, 2008, all references to Ms. Hoffman and Mr. Dihora in the Statement of Additional Information are hereby deleted.

2. The chart on page 4 of the SAI in the section entitled “Fund Investments- Open/Closed Status of Funds” is hereby deleted and replaced in its entirety with the following as of October 20, 2008:

Name of Fund	Open	Closed to New Investors and Existing Shareholders	Closed to New Investors and Open to Existing Shareholders
Core Growth Fund	X
Emerging Markets Small Cap Fund	X
Global Science & Technology Fund	X
Heritage Growth Fund	X
Heritage Value Fund	X
International Growth Fund	X
International Opportunities Fund	X
Micro Cap Fund	X
Micro Cap Value Fund	X
Small Cap Growth Fund	X
Small Cap Value Fund	X
Strategic Income Fund	X
Ultra Growth Fund	X
U.S. Treasury Fund	X

3. The first paragraph of the section entitled “Investment Strategies and Risk- Foreign Securities” on page 4 of the SAI is hereby deleted and replaced in its entirety with the following as of July 1, 2008:

Foreign Securities. The Core Growth Fund, Heritage Growth Fund, Small Cap Growth Fund and Small Cap Value Fund may invest up to 20% of their respective total assets at the time of purchase in securities issued by foreign companies. The Heritage Value Fund, Micro Cap Fund, Micro Cap Value Fund and Ultra Growth Fund may invest up to 30% of their respective total assets at the time of purchase in securities issued by foreign companies. For the Core Growth Fund, the Heritage Growth Fund, the Small Cap Growth Fund, the Small Cap Value Fund, and the Strategic Income Fund, securities issued by foreign companies incorporated outside of the United States, but whose securities are publicly traded in the United States, either directly or through American Depositary Receipts, are not defined as “Foreign Companies” and are not, therefore, subject to the foregoing limitations. Under normal market conditions, a significant portion of the Global Science & Technology Fund’s assets (typically between 30% and 80% at the time of purchase) will be invested outside of the United States. The Emerging Markets Small Cap Fund, International Growth Fund, International Opportunities Fund and Strategic Income Fund may invest in securities issued by foreign companies without limitation. For the Global Science & Technology Fund, the Emerging Markets Small Cap Fund, the International Growth Fund, and the International Opportunities Fund, securities issued by foreign companies incorporated outside of the United States, but whose securities are publicly traded in the United States, either directly or through American Depositary Receipts, are defined as “Foreign Companies.” Investments in foreign countries involve certain risks which are not typically associated with U.S. investments.

4. All references to Ms. Kamruddin and Mr. Mazanec in the Statement of Additional Information are hereby deleted as they are no longer part of the portfolio management team of Global Science & Technology Fund and Small Cap Value Fund, respectively, as of May 20, 2008.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE